Consolidated Statements of Total Equity - USD ($) shares in Millions, $ in Millions	Total		Common stock	Additional paid in capital	Retained earnings	Accumulated other comprehensive (loss) income	Treasury stock	Total parent shareholders' equity	Non-controlling interest
Balance at Dec. 31, 2013	$ 4,000.4	[1]	$ 102.8	$ 1,329.3	$ 2,965.9	$ 0.5	$ (417.2)	$ 3,981.3	$ 19.1
Balance, shares at Dec. 31, 2013			102.8
Comprehensive Income:
Net income	469.0	[1]			467.8			467.8	1.2
Foreign currency translation	(204.9)	[1]				(204.5)		(204.5)	(0.4)
Pension liability	(49.0)	[1]				(49.0)		(49.0)
Comprehensive income	215.1	[1]						214.3	0.8
Stock-based compensation	41.2	[1]					41.2	41.2
Cash dividends declared	(193.7)	[1]			(193.7)			(193.7)
Repurchased shares	(616.0)	[1]					(616.0)	(616.0)
Dividends paid to non-controlling interest on subsidiary shares	(4.9)	[1]							(4.9)
Balance at Dec. 31, 2014	3,442.1	[1]	$ 102.8	1,329.3	3,240.0	(253.0)	(992.0)	3,427.1	15.0
Balance, shares at Dec. 31, 2014			102.8
Comprehensive Income:
Net income	457.5	[1]			456.8			456.8	0.7
Net change in cash flow hedges	0.2	[1]				0.2		0.2
Foreign currency translation	(191.5)	[1]				(190.9)		(190.9)	(0.6)
Pension liability	35.0	[1]				35.0		35.0
Comprehensive income	301.2	[1]						301.1	0.1
Stock-based compensation	29.0	[1]					29.0	29.0
Cash dividends declared	(197.2)	[1]			(197.2)			(197.2)
Repurchased shares	(104.4)	[1]					(104.4)	(104.4)
Investment in subsidiary by non-controlling interest	1.6	[1]							1.6
Purchase of subsidiary shares from non-controlling interest	(4.2)	[1]			(0.2)	0.2		0.0	(4.2)
Balance at Dec. 31, 2015	$ 3,468.1	[1]	$ 102.8	1,329.3	3,499.4	(408.5)	(1,067.4)	3,455.6	12.5
Balance, shares at Dec. 31, 2015	102.8		102.8
Comprehensive Income:
Net income	$ 561.6	[1]			567.1			567.1	(5.5)
Net change in cash flow hedges	7.9	[1]				7.9		7.9
Foreign currency translation	(156.3)	[1]				(147.7)		(147.7)	(8.6)
Pension liability	(17.0)	[1]				(17.2)		(17.2)	0.2
Comprehensive income	396.2	[1]						410.1	(13.9)
Stock-based compensation	16.2	[1]					16.2	16.2
Cash dividends declared	(206.4)	[1]			(204.7)			(204.7)	(1.7)
Investment in subsidiary by non-controlling interest	252.3	[1]							252.3
Balance at Dec. 31, 2016	$ 3,926.4	[1]	$ 102.8	$ 1,329.3	$ 3,861.8	$ (565.5)	$ (1,051.2)	$ 3,677.2	$ 249.2
Balance, shares at Dec. 31, 2016	102.8		102.8

[1]	See Note 13 for further details - includes tax effects where applicable.